Share-based payments - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Share-based payment arrangements [Abstract]
Weighted average stock price valuation (CAD per share)	$ 59.19	$ 79.59
Weighted average exercise price (CAD per share)	$ 59.19	$ 79.59
Risk-free interest rate (as a percent)	1.50%	1.82%
Expected life in years	5	5
Expected dividend yield (as a percent)	0.00%	0.00%
Volatility (as a percent)	40.00%	40.00%
Weighted average fair value of options issued (CAD per share)	$ 18.11	$ 32.68